                         ANNUAL REPORT
                         OCTOBER 31, 2002

PRUDENTIAL
TAX-MANAGED EQUITY FUND

                         FUND TYPE
                         Large-capitalization stock

                         OBJECTIVE
                         Long-term after-tax growth of capital

                         This report is not authorized for
                         distribution to prospective investors
                         unless preceded or accompanied by a current prospectus.

                         The views expressed in this report and
                         information about the Fund's portfolio
                         holdings are for the period covered by
                         this report and are subject to change
                         thereafter.


Prudential Financial is a service mark
of The Prudential Insurance Company of
America, Newark, NJ, and its affiliates.                 (LOGO)

Prudential Tax-Managed Funds  Prudential Tax-Managed Equity Fund

Performance at a Glance

INVESTMENT GOALS AND STYLE
The Prudential Tax-Managed Equity
Fund's (the Fund) investment objective
is long-term after-tax growth of
capital. In pursuing this objective, we
normally invest at least 80% of the
Fund's investable assets in common
stocks and convertible preferred
securities of large- and medium-size
U.S. companies. The Fund seeks to
provide after-tax returns that exceed
those of the Standard & Poor's 500
Composite Stock Price Index (S&P 500
Index) over the long term. Using
quantitative investment strategies, we
emphasize individual securities that we
believe are likely to perform well. To
manage risk and provide broad market
participation at all times, we try to
maintain the Fund's sector, industry,
size, and security exposures close to
those of the S&P 500 Index. There can
be no assurance that the Fund will
achieve its investment objective.


Sector Composition
% of the
 Fund's      % of the
 Equity       S&P 500
 Assets*       Index*
  20.5%        20.8%    Financials
  15.7         14.9     Healthcare
  15.0         14.3     Information Technology
  14.1         13.6     Consumer Discretionary
  10.4         11.2     Industrials
   9.6          9.8     Consumer Staples
   5.6          5.8     Energy
   5.3          4.4     Telecommunication Svcs
   2.1          2.6     Utilities
   1.7          2.6     Materials

Sector composition is subject to change.
*As of 10/31/02.

Five Largest Holdings
% of the
 Fund's      % of the
 Equity       S&P 500
 Assets*       Index*
  3.6%          3.5%    Computer Software & Services
  3.0           2.4     Pfizer, Inc.
                        Pharmaceuticals
  2.9           2.9     Wal-Mart Stores, Inc.
                        Multiline Retail
  2.7           2.1     Johnson & Johnson
                        Pharmaceuticals
  2.7           2.8     Exxon Mobil Corp.
                          Petroleum & Coal

Holdings are subject to change.
*As of 10/31/02.

        www.prudential.com  (800) 225-1852

Annual Report  October 31, 2002

Cumulative Total Returns1                                    As of 10/31/02
                                             One Year       Since Inception2
Class A                                      -14.02%             -22.10%
Class B                                      -14.62              -24.10
Class C                                      -14.62              -24.10
Class Z                                      -13.69              -21.20
S&P 500 Index3                               -15.10              -24.92
Lipper Large-Cap Core Funds Avg.4            -16.25              -25.51

Average Annual Total Returns1                                As of 9/30/02
                                             One Year        Since Inception2
Class A                                      -23.53%              -9.99%
Class B                                      -24.19               -9.88
Class B--Return After Taxes on Distribution  -24.19               -9.88
Class B--Return After Taxes on Distribution
         and Sale of Fund Shares             -14.86               -7.68
Class C                                      -21.79               -9.63
Class Z                                      -19.36               -8.45

Past performance is not indicative of
future results. Principal and
investment return will fluctuate so
that an investor's shares, when
redeemed, may be worth more or less
than their original cost. 1Source:
Prudential Investments LLC and Lipper
Inc. The cumulative total returns do
not take into account applicable sales
charges. The average annual total
returns do take into account applicable
sales charges. Without the distribution
and service (12b-1) fee waiver for
Class A shares, the returns would have
been lower. The Fund charges a maximum
front-end sales charge of 5% for Class
A shares. Class B shares are subject to
a declining contingent deferred sales
charge (CDSC) of 5%, 4%, 3%, 2%, 1%,
and 1% respectively for the first six
years. Approximately seven years after
purchase, Class B shares will
automatically convert to Class A shares
on a quarterly basis. Class C shares
are subject to a front-end sales charge
of 1% and a CDSC of 1% for shares
redeemed within 18 months of purchase.
Class Z shares are not subject to a
sales charge or distribution and
service (12b-1) fees. After-tax returns
are calculated using the historical
highest individual federal marginal
income tax rates and do not reflect the
impact of state and local taxes. Actual
after-tax returns depend on an
investor's tax situation and may differ
from those shown. After-tax returns
shown are not relevant to investors who
hold their Fund shares through tax-
deferred arrangements, such as 401(k)
plans or individual retirement
accounts. After-tax returns are shown
only for Class B shares. After-tax
returns for other classes will vary due
to differing sales charges and
expenses. Past performance, before and
after taxes, does not mean that the
Fund will achieve similar results in
the future. 2Inception date: Class A,
B, C, and Z, 3/3/99. 3The S&P 500 Index
is an unmanaged index of 500 stocks of
large U.S. companies. It gives a broad
look at how stock prices have
performed. 4The Lipper Average is
unmanaged, and is based on the average
return for all funds in each share
class for the one-year and since
inception periods in the Lipper Large-
Cap Core Funds category. Funds in the
Lipper Large-Cap Core Funds Average
invest at least 75% of their equity
assets in companies with market
capitalizations (on a three-year
weighted basis) greater than 300% of
the dollar-weighted median market
capitalization of the S&P MidCap 400
Index, have wide latitude in the
companies in which they invest, and
normally have an average price/earnings
ratio, price-to-book ratio, and three-
year earnings growth figure. Investors
cannot invest directly in an index. The
returns for the S&P 500 Index and
Lipper Average would be lower if they
included the effect of sales charges or
taxes.
                              1

(LOGO)                               December 10, 2002

DEAR SHAREHOLDER,
The 12-month period ended October 31,
2002 was disappointing for stock
investors. At the beginning of the
period in the wake of the terrorist
attacks, interest-rate reductions in
the United States and Europe spurred
hopes that the global economy would
recover quickly. Signs of greater
economic activity encouraged that
optimism. Soon, however, a series of
bankruptcies, indictments, earnings
disappointments, conflicting economic
signs, and the possibility of war with
Iraq threw the stock markets into a
steep and broadening decline.

On the following pages, the adviser of
the Prudential Tax-Managed Equity Fund
describes the strategies and risk
controls that led to the Fund's
outperformance of both the S&P 500
Index and the Lipper Large-Cap Core
Funds Average over the period.

The past two and a half years have been
challenging for equity investors.  We
encourage you to talk with your
financial professional about the impact
of recent events on your investment
plan. We appreciate your continued
confidence in Prudential mutual funds
through these trying times.

Sincerely,

David R. Odenath, Jr., President
Prudential Tax-Managed Funds/Prudential Tax-Managed Equity Fund

Prudential Tax-Managed Funds  Prudential Tax-Managed Equity Fund

Annual Report  October 31, 2002

Investment Adviser's Reportc

OUR QUANTITATIVE TAX-MANAGED INVESTMENT DISCIPLINE
Quantitative methods. We use
quantitative methods to select
individual securities, which means that
we rate the attractiveness of a stock
with a formula that includes its price,
the company's earnings, earnings
growth, and a number of other
variables. We rely on objective data
rather than judgments about companies'
business prospects. Usually, stocks of
both fast- and slow-growing companies
(the latter are often called value
stocks) are represented in our
portfolio. We have found that no single
group of selection criteria identifies
winners and losers equally well within
each style. Consequently, we apply
different selection criteria to growth
and value stocks.

Tax management. We try to reduce your
tax liability while increasing the
value of your investment. Changes in
the market value of stocks in our
portfolio affect our net asset value
and our return, but have no tax
consequences until the gain or loss is
locked in by the sale of the shares.
This is called "realizing" the gain or
loss. We review our portfolio daily for
stocks that have fallen in value. When
appropriate, we may sell some of these
shares to realize capital losses and
search for stocks with a similar risk
profile to purchase as a substitute. We
try to keep a tax-loss carry-forward--a
net realized loss that can be subtracted from future gains.

ANALYSIS OF THE PERIOD'S RETURN
We try to keep the Fund's return within
a range of about plus or minus two
percentage points of the return of the
S&P 500 Index. Consequently, the
Index's -15.10% return was the largest
single factor determining the Fund's
performance. Every economic sector of
the market had a negative return, and
only about a quarter of the 123
industry groups (a finer classification
than sectors) managed a positive
return.
                                       3

Prudential Tax-Managed Funds  Prudential Tax-Managed Equity Fund

Annual Report  October 31, 2002

We added 1.08 percentage points to
return above the performance of the S&P
500 Index after Fund expenses,
excluding any sales charge. The largest
contribution came from good stock
selection within the consumer
discretionary sector, where the Fund
benefited by holding Mandalay Resort
Group (+71%), which is not in the S&P
500 Index. It also benefited from
overweighting Lowe's (+23%), Gannett
(+22%), Carnival (+22%), American
Greetings (+8%), Kohl's (+5%), and
Pulte Homes (+42%), and from
underweighting AOL (-53%) and Ford
Motor (-46%).

Good stock selection within the
industrials sector helped performance
as well. By far the largest
contribution of any individual stock
position in the portfolio was the
underweighting of Tyco International (-71%).
Tyco's complex accounting, a result of
its long series of acquisitions, camouflaged improprieties. Its stock dropped rapidly as these improprieties came to light. The Fund benefited from overweighting Deluxe Corp. (+37%) and
Apollo Group (+53%), both in the
commercial services and supplies
industry.  Apollo Group, a training
company, was among the market's best
performers.

The Fund was also helped by
overweighting General Dynamics (-2%)
and Lockheed Martin (+20%), both in the
aerospace and defense industry, as well
as by holding Energizer Holdings
(+81%), which was not in the Index.

These positive contributors were
partially offset by poor stock
selection within the utilities sector,
where the Fund overweighted Mirant
(-92%) and Allegheny Energy (-83%). Mirant had an energy merchant business that was tainted by the bankruptcy of the large energy merchant company Enron
Corporation.

Prudential Tax-Managed Equity Fund Management Team

                         ANNUAL REPORT
                         OCTOBER 31, 2002

PRUDENTIAL
TAX-MANAGED EQUITY FUND


                         FINANCIAL STATEMENTS

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Portfolio of Investments as of October 31, 2002

Shares       Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  99.7%
COMMON STOCKS
-------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY  14.1%
Auto & Truck  1.1%
    13,800   ArvinMeritor, Inc.                                      $      209,070
    40,500   General Motors Corp.                                         1,346,625
    10,800   Harley-Davidson, Inc.                                          564,840
     5,800   Lear Corp.(a)                                                  211,990
     9,900   Visteon Corp.                                                   65,241
                                                                     --------------
                                                                          2,397,766
-------------------------------------------------------------------------------------
Consumer Products  1.2%
       600   Blyth, Inc.                                                     16,920
     8,700   Dial Corp. (The)                                               184,962
    10,100   Eastman Kodak Co.                                              332,795
    24,800   Maytag Corp.                                                   639,840
     2,300   NIKE, Inc. (Class B)                                           108,537
    13,900   Reebok International, Ltd.(a)                                  392,675
    11,200   Sherwin-Williams Co. (The)                                     306,320
    10,200   Whirlpool Corp.                                                475,422
                                                                     --------------
                                                                          2,457,471
-------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure  1.1%
     1,600   Brinker International, Inc.(a)                                  45,424
     1,900   Carnival Corp.                                                  49,628
       600   Darden Restaurants, Inc.                                        11,388
    18,700   Harrah's Entertainment, Inc.(a)                                785,400
       900   Marriott International, Inc. (Class A)                          27,837
    35,200   McDonald's Corp.                                               637,472
     7,800   Papa John's International, Inc.(a)                             203,034
     5,000   Park Place Entertainment Corp.(a)                               36,250
    24,900   Yum! Brands, Inc.(a)                                           560,997
                                                                     --------------
                                                                          2,357,430
-------------------------------------------------------------------------------------
Housing Construction  0.3%
    14,100   Pulte Homes, Inc.                                              647,472

    6                                      See Notes to Financial Statements

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Portfolio of Investments as of October 31, 2002 Cont'd.

Shares       Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
Internet & Catalog Retail  0.1%
     2,700   eBay, Inc.(a)                                           $      170,748
-------------------------------------------------------------------------------------
Media  3.6%
    77,400   AOL Time Warner, Inc.(a)                                     1,141,650
    32,300   Clear Channel Communications, Inc.(a)                        1,196,715
     4,200   Comcast Corp. (Class A)(a)                                      96,642
    49,200   Disney (Walt) Co.                                              821,640
    22,400   Gannett Co., Inc.                                            1,700,832
       200   New York Times Co. (Class A)                                     9,682
     3,300   The McGraw Hill Cos., Inc.                                     212,850
     8,900   Tribune Co.                                                    427,645
    44,000   Viacom, Inc. (Class B)(a)                                    1,962,840
                                                                     --------------
                                                                          7,570,496
-------------------------------------------------------------------------------------
Multiline Retail  3.9%
         1   99 Cents Only Stores(a)                                             27
    15,000   Big Lots, Inc.(a)                                              249,000
     3,000   Dillard's, Inc. (Class A)                                       49,470
    17,600   Federated Department Stores, Inc.(a)                           540,320
     7,300   Kohl's Corp.(a)                                                426,685
    35,900   Sears, Roebuck & Co.                                           942,734
       700   SUPERVALU, Inc.                                                 11,760
       200   The Timberland Co. (Class A)(a)                                  6,356
   113,300   Wal-Mart Stores, Inc.                                        6,067,215
                                                                     --------------
                                                                          8,293,567
-------------------------------------------------------------------------------------
Specialty Retail  2.8%
    23,300   Abercrombie & Fitch Co. (Class A)(a)                           415,206
    75,300   Home Depot, Inc.                                             2,174,664
    27,200   Jones Apparel Group, Inc.(a)                                   942,208
     1,500   Liz Claiborne, Inc.                                             44,580
    45,500   Lowe's Companies, Inc.                                       1,898,715
    13,800   PETsMART, Inc.(a)                                              263,718
     5,700   Toys 'R' Us, Inc.(a)                                            56,943
                                                                     --------------
                                                                          5,796,034

    See Notes to Financial Statements                                      7

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Portfolio of Investments as of October 31, 2002 Cont'd.

Shares       Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
CONSUMER STAPLES  9.5%
Beverages  3.2%
     4,600   Adolph Coors Co. (Class B)                              $      315,008
    31,700   Anheuser-Busch Cos., Inc.                                    1,672,492
    44,500   Coca-Cola Co.                                                2,068,360
    40,700   Pepsi Bottling Group, Inc. (The)                             1,096,865
     7,700   PepsiAmericas, Inc.                                            118,195
    33,890   PepsiCo, Inc.                                                1,494,549
                                                                     --------------
                                                                          6,765,469
-------------------------------------------------------------------------------------
Cosmetics & Soaps  3.1%
     6,300   Avon Products, Inc.                                            305,487
    22,200   Clorox Co.                                                     997,446
    13,900   Colgate-Palmolive Co.                                          764,222
    33,600   Kimberly-Clark Corp.                                         1,730,400
    28,700   Procter & Gamble Co.                                         2,538,515
     4,300   The Gillette Co.                                               128,484
                                                                     --------------
                                                                          6,464,554
-------------------------------------------------------------------------------------
Food & Drug Retailing  1.7%
    28,800   Albertson's, Inc.                                              642,528
    80,000   Kroger Co. (The)(a)                                          1,187,200
    49,300   Safeway, Inc.(a)                                             1,138,830
    41,900   Winn-Dixie Stores, Inc.(a)                                     629,338
                                                                     --------------
                                                                          3,597,896
-------------------------------------------------------------------------------------
Food Products  0.7%
    15,900   Dole Food Co., Inc.                                            467,142
     1,500   Interstate Bakeries Corp.                                       37,365
    14,500   Kellogg Co.                                                    461,970
     1,200   Sara Lee Corp.                                                  27,396
       300   Sensient Technologies Corp.                                      7,305
    39,010   Tyson Foods, Inc. (Class A)                                    431,841
       300   Unilever NV (Netherlands)                                       19,203
                                                                     --------------
                                                                          1,452,222

    8                                      See Notes to Financial Statements

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Portfolio of Investments as of October 31, 2002 Cont'd.

Shares       Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
Tobacco  0.8%
    44,400   Philip Morris Companies, Inc.                           $    1,809,300
-------------------------------------------------------------------------------------
ENERGY  5.6%
Oil & Gas Exploration/Production  1.7%
     2,700   Amerada Hess Corp.                                             138,510
    14,500   Anadarko Petroleum Corp.                                       645,830
       500   CMS Energy Corp.                                                 3,915
    26,667   ConocoPhillips                                               1,293,349
    17,500   Marathon Oil Corp.                                             365,750
     1,200   Noble Corp.(a)                                                  38,784
    37,800   Occidental Petroleum Corp.                                   1,078,434
       600   Tidewater, Inc.                                                 16,902
       500   Valero Energy Corp.                                             17,605
                                                                     --------------
                                                                          3,599,079
-------------------------------------------------------------------------------------
Petroleum & Coal  3.9%
    29,811   ChevronTexaco Corp.                                          2,016,118
   165,806   Exxon Mobil Corp.                                            5,581,030
    12,500   Royal Dutch Petroleum Co.                                      534,750
                                                                     --------------
                                                                          8,131,898
-------------------------------------------------------------------------------------
FINANCIALS  20.4%
Banking  6.0%
    12,600   Astoria Financial Corp.                                        329,868
    58,400   Bank of America Corp.                                        4,076,320
     7,300   Banknorth Group, Inc.                                          169,141
     6,825   Charter One Financial, Inc.                                    206,661
     7,400   Comerica, Inc.                                                 323,084
    45,330   FleetBoston Financial Corp.                                  1,060,269
    25,200   Golden West Financial Corp.                                  1,740,312
     8,100   GreenPoint Financial Corp.                                     352,917
       300   Independence Community Bank Corp.                                7,701
     8,100   KeyCorp                                                        197,883
     2,100   New York Community Bancorp, Inc.                                60,984
     8,900   PNC Financial Services Group                                   361,874
     3,000   Roslyn Bancorp, Inc.                                            49,677

    See Notes to Financial Statements                                      9

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Portfolio of Investments as of October 31, 2002 Cont'd.

Shares       Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
     9,700   Sovereign Bancorp, Inc.                                 $      136,576
    81,591   U.S. Bancorp                                                 1,720,754
    25,100   Union Planters Corp.                                           709,326
    23,300   Wells Fargo & Co.                                            1,175,951
                                                                     --------------
                                                                         12,679,298
-------------------------------------------------------------------------------------
Financial Services  10.4%
     3,200   American Express Co.                                           116,384
    11,800   Bank One Corp.                                                 455,126
    22,100   Capital One Financial Corp.                                    673,387
   139,500   Citigroup, Inc.                                              5,154,525
     6,900   Countrywide Credit Industries, Inc.                            347,139
    20,300   Deluxe Corp.                                                   938,266
    34,500   Fannie Mae                                                   2,306,670
    18,600   Freddie Mac                                                  1,145,388
    43,700   Household Int'l., Inc.                                       1,038,312
     4,000   IndyMac Bancorp, Inc.(a)                                        74,560
   106,880   J.P. Morgan Chase & Co.                                      2,217,760
    26,800   John Hancock Financial Services, Inc.                          785,240
    67,700   MBNA Corp.                                                   1,374,987
     4,300   MGIC Investment Corp.                                          180,428
     5,700   Moody's Corp.                                                  268,470
    10,200   Morgan Stanley                                                 396,984
    43,400   National City Corp.                                          1,177,442
       700   SLM Corp.                                                       71,918
    43,600   Wachovia Corp.                                               1,516,844
    40,975   Washington Mutual, Inc.                                      1,465,266
     6,200   Webster Financial Corp.                                        200,942
                                                                     --------------
                                                                         21,906,038
-------------------------------------------------------------------------------------
Insurance  4.0%
       500   AFLAC, Inc.                                                     15,220
     8,900   Allstate Corp.                                                 354,042
     3,300   American Financial Group, Inc.                                  76,494
    50,396   American Int'l. Group, Inc.                                  3,152,270
     2,200   AmerUs Group Co.                                                63,140
    14,740   Fidelity National Financial, Inc.                              445,148

    10                                     See Notes to Financial Statements

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Portfolio of Investments as of October 31, 2002 Cont'd.

Shares       Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
     4,400   Hartford Financial Services Group, Inc.                 $      173,800
     5,500   Loews Corp.                                                    237,270
    66,500   MetLife, Inc.                                                1,588,020
    10,800   Principal Financial Group, Inc.                                302,940
     5,200   Radian Group, Inc.                                             183,404
     3,000   The PMI Group, Inc.                                             89,400
     2,200   Torchmark Corp.                                                 78,760
    97,200   Travelers Property Casualty Corp. (Class B)(a)               1,314,144
     9,200   UnumProvident Corp.                                            188,784
                                                                     --------------
                                                                          8,262,836
-------------------------------------------------------------------------------------
HEALTHCARE  15.6%
Biotechnology  1.4%
    63,080   Amgen, Inc.(a)                                               2,937,005
-------------------------------------------------------------------------------------
Healthcare Equipment & Supplies  2.5%
    37,300   Becton, Dickinson & Co.                                      1,100,723
    14,200   C.R. Bard, Inc.                                                794,206
    17,900   Guidant Corp.(a)                                               529,303
     4,100   Hillenbrand Industries, Inc.                                   213,200
    11,300   Medtronic, Inc.                                                506,240
    16,900   STERIS Corp.(a)                                                448,357
    26,900   Stryker Corp.(a)                                             1,697,390
                                                                     --------------
                                                                          5,289,419
-------------------------------------------------------------------------------------
Healthcare Providers & Services  2.2%
     3,100   Aetna, Inc.                                                    124,930
     1,000   Anthem, Inc.(a)                                                 63,000
     2,500   Cardinal Health, Inc.                                          173,025
    17,800   CIGNA Corp.                                                    643,292
    15,900   Express Scripts, Inc. (Class A)(a)                             861,462
     9,100   Humana, Inc.(a)                                                110,838
     1,700   Lincare Holdings, Inc.(a)                                       57,919
     2,500   Manor Care, Inc.(a)                                             49,425
    11,500   McKesson Corp.                                                 342,815
     6,600   PacifiCare Health Systems, Inc.(a)                             195,096
     9,900   Tenet Healthcare Corp.(a)                                      284,625

    See Notes to Financial Statements                                     11

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Portfolio of Investments as of October 31, 2002 Cont'd.

Shares       Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
    17,800   UnitedHealth Group, Inc.                                $    1,618,910
                                                                     --------------
                                                                          4,525,337
-------------------------------------------------------------------------------------
Pharmaceuticals  9.5%
    31,100   Abbott Laboratories                                          1,302,157
    25,900   Bristol-Myers Squibb Co.                                       637,399
     1,600   Forest Laboratories, Inc.(a)                                   156,784
    95,262   Johnson & Johnson                                            5,596,642
    10,400   Lilly Eli & Co.                                                577,200
    72,000   Merck & Co., Inc.                                            3,905,280
     4,800   Mylan Laboratories, Inc.                                       151,056
   198,075   Pfizer, Inc.                                                 6,292,843
    10,300   Pharmacia Corp.                                                442,900
    12,400   Schering-Plough Corp.                                          264,740
    19,500   Wyeth                                                          653,250
                                                                     --------------
                                                                         19,980,251
-------------------------------------------------------------------------------------
INDUSTRIALS  10.4%
Aerospace/Defense  2.2%
    37,500   Boeing Co.                                                   1,115,625
    27,200   Goodrich Corp.                                                 410,720
    37,350   Honeywell International, Inc.                                  894,159
    12,700   Lockheed Martin Corp.                                          735,330
       900   Raytheon Co.                                                    26,550
    23,500   United Technologies Corp.                                    1,449,245
                                                                     --------------
                                                                          4,631,629
-------------------------------------------------------------------------------------
Building Products  0.2%
     5,300   Lennar Corp.                                                   292,401
-------------------------------------------------------------------------------------
Business Services  0.9%
     9,925   Apollo Group, Inc. (Class A)(a)                                411,887
   110,500   Cendant Corp.(a)                                             1,270,750
     3,300   Sabre Holdings Corp.(a)                                         63,294
     5,400   Sylvan Learning Systems, Inc.(a)                                82,458
                                                                     --------------
                                                                          1,828,389

    12                                     See Notes to Financial Statements

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Portfolio of Investments as of October 31, 2002 Cont'd.

Shares       Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
Data Processing/Management  0.3%
     4,900   Automatic Data Processing, Inc.                         $      208,397
    14,200   First Data Corp.                                               496,148
                                                                     --------------
                                                                            704,545
-------------------------------------------------------------------------------------
Diversified Manufacturing Operations  0.3%
     9,000   Cooper Industries, Ltd. (Class A)                              283,410
     1,700   Crane Co.                                                       31,229
     1,000   Harsco Corp.                                                    25,650
     2,000   Lancaster Colony Corp.                                          90,900
     4,900   Pentair, Inc.                                                  161,896
     2,000   SPX Corp.(a)                                                    84,020
     1,800   Trinity Industries, Inc.                                        28,260
                                                                     --------------
                                                                            705,365
-------------------------------------------------------------------------------------
Electrical Equipment  0.6%
     5,800   Acuity Brands, Inc.                                             69,542
    10,000   Emerson Electric Co.                                           481,800
    25,900   Energizer Holdings, Inc.(a)                                    772,856
                                                                     --------------
                                                                          1,324,198
-------------------------------------------------------------------------------------
Financial/Business Services  0.8%
    28,200   Block (H&R), Inc.                                            1,251,516
    20,300   Masco Corp.                                                    417,368
     1,300   Viad Corp.                                                      25,246
                                                                     --------------
                                                                          1,694,130
-------------------------------------------------------------------------------------
Industrial Conglomerates  3.7%
     7,000   3M Co.                                                         888,580
   217,400   General Electric Co.                                         5,489,350
    99,900   Tyco International Ltd.                                      1,444,554
                                                                     --------------
                                                                          7,822,484
-------------------------------------------------------------------------------------
Machinery  0.2%
     6,200   Illinois Tool Works, Inc.                                      380,680
-------------------------------------------------------------------------------------
Miscellaneous Basic Industry  0.3%
     8,600   Allied Waste Industries, Inc.(a)                                70,090

    See Notes to Financial Statements                                     13

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Portfolio of Investments as of October 31, 2002 Cont'd.

Shares       Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
     3,500   Precision Castparts Corp.                               $       67,935
    20,100   Republic Services, Inc.(a)                                     413,658
     2,500   Waste Management, Inc.                                          57,550
                                                                     --------------
                                                                            609,233
-------------------------------------------------------------------------------------
Railroads  0.4%
    17,900   Burlington Northern Santa Fe Corp.                             460,567
     7,300   Union Pacific Corp.                                            431,065
                                                                     --------------
                                                                            891,632
-------------------------------------------------------------------------------------
Transportation  0.5%
     2,100   CSX Corp.                                                       57,960
     6,800   FedEx Corp.                                                    361,692
     6,800   J.B. Hunt Transport Services, Inc.(a)                          188,292
     3,800   Ryder System, Inc.                                              87,210
     5,600   United Parcel Service, Inc. (Class B)                          336,056
                                                                     --------------
                                                                          1,031,210
-------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY  15.0%
Communications Equipment  2.5%
   309,800   Cisco Systems, Inc.(a)                                       3,463,564
    33,300   Motorola, Inc.                                                 305,361
     5,000   Plantronics, Inc.(a)                                            74,900
    42,700   QUALCOMM, Inc.(a)                                            1,474,004
                                                                     --------------
                                                                          5,317,829
-------------------------------------------------------------------------------------
Computers  4.4%
   107,800   Dell Computer Corp.(a)                                       3,084,158
   125,650   Hewlett-Packard Co.                                          1,985,270
    45,800   International Business Machines Corp.                        3,615,452
     9,300   Lexmark International, Inc.(a)                                 552,606
     2,500   McDATA Corp. (Class A)(a)                                       16,450
     5,300   Seagate Technology, Inc.(a)                                          0
                                                                     --------------
                                                                          9,253,936
-------------------------------------------------------------------------------------
Computer Software & Services  5.1%
    16,500   CheckFree Corp.(a)                                             268,620
     4,100   Computer Sciences Corp.(a)                                     132,389

    14                                     See Notes to Financial Statements

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Portfolio of Investments as of October 31, 2002 Cont'd.

Shares       Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
    11,800   Electronic Arts, Inc.(a)                                $      768,416
     5,100   Macromedia, Inc.(a)                                             57,171
   141,900   Microsoft Corp.(a)                                           7,587,393
    81,900   Oracle Corp.(a)                                                834,561
    27,700   Symantec Corp.(a)                                            1,108,000
     2,600   The Reynolds & Reynolds Co. (Class A)                           61,542
                                                                     --------------
                                                                         10,818,092
-------------------------------------------------------------------------------------
Electronic Components  1.2%
     4,300   DSP Group, Inc.(a)                                              61,494
       600   Jabil Circuit, Inc.(a)                                           9,258
     9,800   LSI Logic Corp.(a)                                              57,820
    26,800   QLogic Corp.(a)                                                931,568
    89,800   Texas Instruments, Inc.                                      1,424,228
                                                                     --------------
                                                                          2,484,368
-------------------------------------------------------------------------------------
Semiconductors  1.8%
   193,700   Intel Corp.                                                  3,351,010
    10,700   Maxim Integrated Products, Inc.                                340,688
                                                                     --------------
                                                                          3,691,698
-------------------------------------------------------------------------------------
MATERIALS  1.7%
Chemicals  0.8%
     1,500   A. Schulman, Inc.                                               26,250
     2,200   Air Products & Chemicals, Inc.                                  97,240
     8,100   Cytec Industries, Inc.(a)                                      196,101
    13,900   E.I. du Pont de Nemours & Co.                                  573,375
     4,500   Engelhard Corp.                                                 99,675
    26,600   Hercules, Inc.(a)                                              255,360
    10,900   International Flavors & Fragrances, Inc.                       365,695
     1,400   The Lubrizol Corp.                                              40,600
                                                                     --------------
                                                                          1,654,296
-------------------------------------------------------------------------------------
Containers & Packaging  0.1%
     6,400   Ball Corp.                                                     309,952
-------------------------------------------------------------------------------------
Metals & Mining  0.4%
     1,200   AK Steel Holding Corp.(a)                                        8,688

    See Notes to Financial Statements                                     15

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Portfolio of Investments as of October 31, 2002 Cont'd.

Shares       Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
    10,700   Alcan, Inc.                                             $      301,205
     8,000   Alcoa, Inc.                                                    176,480
     1,000   Kaydon Corp.                                                    19,970
     4,000   Nucor Corp.                                                    168,560
    16,900   United States Steel Corp.                                      217,165
                                                                     --------------
                                                                            892,068
-------------------------------------------------------------------------------------
Paper & Packaging  0.4%
    47,900   Georgia-Pacific Corp.                                          584,380
       100   Glatfelter                                                       1,206
     4,800   International Paper Co.                                        167,664
       800   Longview Fibre Co.                                               5,440
     6,400   Louisiana-Pacific Corp.(a)                                      43,136
                                                                     --------------
                                                                            801,826
-------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES  5.3%
Diversified Telecommunication Services  4.2%
       400   ALLTEL Corp.                                                    19,884
    87,700   BellSouth Corp.                                              2,293,355
    37,800   CenturyTel, Inc.                                             1,070,874
     6,100   Price Communications Corp.(a)                                   81,374
    75,760   SBC Communications, Inc.                                     1,944,002
    83,500   Sprint Corp. (Fon Group)                                     1,037,070
    62,096   Verizon Communications, Inc.                                 2,344,745
                                                                     --------------
                                                                          8,791,304
-------------------------------------------------------------------------------------
Wireless Telecommunication Services  1.1%
   220,681   AT&T Wireless Services, Inc.(a)                              1,516,078
    76,300   Nextel Communications, Inc. (Class A)(a)                       860,664
                                                                     --------------
                                                                          2,376,742
-------------------------------------------------------------------------------------
UTILITIES  2.1%
Electric Utilities  1.4%
     1,500   Allegheny Energy, Inc.                                           8,550
    32,300   American Electric Power Co., Inc.                              828,172
     2,500   CenterPoint Energy, Inc.                                        17,700
     6,300   Cleco Corp.                                                     87,885
     1,500   Dominion Resources, Inc.                                        72,000

    16                                     See Notes to Financial Statements

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Portfolio of Investments as of October 31, 2002 Cont'd.

Shares       Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
    58,100   Edison International(a)                                 $      583,905
     2,800   Entergy Corp.                                                  123,452
    11,088   Exelon Corp.                                                   558,835
     7,000   NiSource, Inc.                                                 115,640
    23,300   PG&E Corp.(a)                                                  252,805
     8,000   Pinnacle West Capital Corp.                                    228,000
     2,300   Public Service Enterprise Group, Inc.                           65,895
     1,971   Reliant Resources, Inc.(a)                                       3,706
                                                                     --------------
                                                                          2,946,545
-------------------------------------------------------------------------------------
Gas Utilities  0.7%
    22,800   Nicor, Inc.                                                    707,712
     7,300   Praxair, Inc.                                                  397,850
    18,100   Sempra Energy                                                  400,734
                                                                     --------------
                                                                          1,506,296
                                                                     --------------
             Total long-term investments (cost $228,367,335)            209,852,434
                                                                     --------------
SHORT-TERM INVESTMENTS  0.6%
Principal
Amount
(000)
-------------------------------------------------------------------------------------
Repurchase Agreement
$    1,277   Joint Repurchase Agreement Account,
              1.93%, 11/1/02
              (cost $1,277,000; Note 6)                                   1,277,000
                                                                     --------------
             Total Investments  100.3%
              (cost $229,644,335; Note 5)                               211,129,434
             Liabilities in excess of other assets  (0.3%)                 (664,341)
                                                                     --------------
             Net Assets  100%                                        $  210,465,093
                                                                     --------------
                                                                     --------------

------------------------------
(a) Non-income producing security.
NV--Naamlooze Vennootschap (Dutch Corporation).
    See Notes to Financial Statements                                     17

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Statement of Assets and Liabilities

                                                                  October 31, 2002
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $229,644,335)                           $211,129,434
Cash                                                                         731
Dividends and interest receivable                                        238,039
Receivable for Fund shares sold                                           85,587
Prepaid expenses and other assets                                          2,500
                                                                  ----------------
      Total assets                                                   211,456,291
                                                                  ----------------
LIABILITIES
Payable for Fund shares reacquired                                       511,481
Accrued expenses and other liabilities                                   229,782
Distribution fee payable                                                 137,276
Management fee payable                                                   112,659
                                                                  ----------------
      Total liabilities                                                  991,198
                                                                  ----------------
NET ASSETS                                                          $210,465,093
                                                                  ----------------
                                                                  ----------------
Net assets were comprised of:
   Shares of beneficial interest, at par                            $     27,520
   Paid-in capital in excess of par                                  301,166,136
                                                                  ----------------
                                                                     301,193,656
   Accumulated net realized loss on investments                      (72,213,662)
   Net unrealized depreciation on investments                        (18,514,901)
                                                                  ----------------
Net assets, October 31, 2002                                        $210,465,093
                                                                  ----------------
                                                                  ----------------

    18                                     See Notes to Financial Statements

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Statement of Assets and Liabilities Cont'd.

                                                                  October 31, 2002
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($49,310,176 / 6,326,294 shares of beneficial interest
      issued and outstanding)                                              $7.79
   Maximum sales charge (5% of offering price)                               .41
                                                                  ----------------
   Maximum offering price to public                                        $8.20
                                                                  ----------------
                                                                  ----------------
Class B:
   Net asset value, offering price and redemption price per
      share ($99,771,388 / 13,141,693 shares of beneficial
      interest issued and outstanding)                                     $7.59
                                                                  ----------------
                                                                  ----------------
Class C:
   Net asset value and redemption price per share
      ($54,414,756 / 7,167,358 shares of beneficial interest
      issued and outstanding)                                              $7.59
   Maximum sales charge (1% of offering price)                               .08
                                                                  ----------------
   Offering price to public                                                $7.67
                                                                  ----------------
                                                                  ----------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($6,968,773 / 884,649 shares of beneficial interest
      issued and outstanding)                                              $7.88
                                                                  ----------------
                                                                  ----------------

    See Notes to Financial Statements                                     19

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Statement of Operations

                                                                        Year
                                                                       Ended
                                                                  October 31, 2002
----------------------------------------------------------------------------------------
NET INVESTMENT LOSS
Income
   Dividends (net of foreign withholding taxes of $13,815)          $  4,145,365
   Interest                                                               14,461
                                                                  ----------------
      Total income                                                     4,159,826
                                                                  ----------------
Expenses
   Management fee                                                      1,831,016
   Distribution fee--Class A                                             155,996
   Distribution fee--Class B                                           1,327,830
   Distribution fee--Class C                                             752,953
   Transfer agent's fees and expenses                                    303,000
   Reports to shareholders                                               150,000
   Custodian's fees and expenses                                         140,000
   Registration fees                                                      45,000
   Legal fees and expenses                                                41,000
   Audit fee                                                              28,000
   Trustees' fees                                                         15,000
   Miscellaneous                                                           8,637
                                                                  ----------------
      Total operating expenses                                         4,798,432
   Loan interest expense (Note 2)                                            645
                                                                  ----------------
      Total expenses                                                   4,799,077
                                                                  ----------------
Net investment loss                                                     (639,251)
                                                                  ----------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investment transactions                         (10,832,007)
Net change in unrealized appreciation/depreciation on
investments                                                          (26,433,361)
                                                                  ----------------
Net loss on investments                                              (37,265,368)
                                                                  ----------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $(37,904,619)
                                                                  ----------------
                                                                  ----------------

    20                                     See Notes to Financial Statements

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Statement of Changes in Net Assets

                                                       Year Ended October 31,
                                                  ---------------------------------
                                                        2002              2001
-----------------------------------------------------------------------------------
DECREASE IN NET ASSETS
Operations
   Net investment loss                             $     (639,251)    $  (1,575,009)
   Net realized loss on investments                   (10,832,007)      (38,635,197)
   Net change in unrealized
      appreciation/depreciation on investments        (26,433,361)      (86,655,790)
                                                  ----------------    -------------
   Net decrease in net assets resulting from
      operations                                      (37,904,619)     (126,865,996)
                                                  ----------------    -------------
Fund share transactions (net of share
   conversion) (Note 7)
   Net proceeds from shares sold                       25,809,770        87,102,095
   Cost of shares reacquired                          (90,556,074)     (104,226,298)
                                                  ----------------    -------------
   Net decrease in net assets from Fund share
      transactions                                    (64,746,304)      (17,124,203)
                                                  ----------------    -------------
Total decrease                                       (102,650,923)     (143,990,199)
NET ASSETS
Beginning of year                                     313,116,016       457,106,215
                                                  ----------------    -------------
End of year                                        $  210,465,093     $ 313,116,016
                                                  ----------------    -------------
                                                  ----------------    -------------

    See Notes to Financial Statements                                     21

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Notes to Financial Statements

      Prudential Tax-Managed Equity Fund (the 'Fund') is a series of Prudential Tax-Managed Funds (the 'Trust'), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust was incorporated as a business trust in Delaware on September 18, 1998. The Fund commenced investment operations on March 3, 1999.

      The Fund's investment objective is to seek long-term after-tax growth of capital. It invests in a portfolio of equity-related securities, such as common stock and convertible securities of U.S. companies.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Securities Valuation:    Securities listed on a securities exchange or
NASDAQ national market system (other than options on securities and indices) are valued at the last reported sale price on such exchange or system on the day of valuation or, if there was no sale on such day, at the mean between the last bid and asked prices on such day or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investment Management, Inc. ('PIM' or 'Subadviser') to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which market quotations are not readily available, other than private placements, are valued at a price supplied by an independent pricing agent which is, in the opinion of such pricing agent, representative of the market value of such securities as of the time of determination of net asset value or, using a methodology developed by an independent pricing agent, which is, in the judgment of Prudential Investments LLC ('PI' or 'Manager') and Subadviser, able to produce prices which are representative of market value. Securities for which reliable market quotations are not readily available are valued by the Valuation Committee and Board of Trustees in consultation with the Manager and Subadviser.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value.
    22

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Notes to Financial Statements Cont'd.

      Repurchase Agreements:    In connection with transactions in repurchase
agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized and unrealized gains and losses on sales of securities are calculated on an identified cost basis. Dividend income is recorded or the ex-dividend date and interest income is recorded on the accrual basis. The Fund amortizes premiums and discounts on purchases of debt securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income or loss, (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Dividends and Distributions:    Distributions from net investment income
and net capital gains, if any, are made annually. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Taxes:    It is the Fund's policy to meet the requirements of the Internal
Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

      Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Note 2. Agreements
The Trust has a management agreement for the Fund with PI. Pursuant to a subadvisory agreement between PI and PIM, PIM furnishes investment advisory services in connection with the management of the Fund. Under the subadvisory agreement, PIM, subject to the supervision of PI, is responsible for managing the assets of the Fund in accordance with its investment objective and policies. PI pays for the
                                                                          23

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Notes to Financial Statements Cont'd.

services of PIM, the cost of compensation of officers of the Trust, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid to PI is computed daily and payable monthly at an annual rate of .65 of 1% of the average daily net assets of the Fund up to and including $500 million and .60 of 1% of such assets in excess of $500 million.

      The Trust has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, 1% and 1% of the average daily net assets of the Class A, Class B and Class C shares, respectively, for the year ended October 31, 2002.

      PIMS has advised the Fund that it received approximately $49,300 and $33,100 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the year ended October 31, 2002. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Fund that for the year ended October 31, 2002, it received approximately $563,900 and $17,200 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

      PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

      The Fund, along with other affiliated registered investment companies (the 'Funds'), is a party to a syndicated credit agreement ('SCA') with a group of banks. For the year ended October 31, 2002, the amounts of the commitment were as follows: $930 million from November 1, 2001 through December 31, 2001 and $500 million from January 1, 2002 through May 3, 2002. On May 3, 2002, the Funds renewed and amended the SCA which effectively increased the banks' commitment to $800 million and allows the Funds to increase the commitment to $1 billion if
    24

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Notes to Financial Statements Cont'd.

necessary. Interest on any borrowings under the SCA will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the amended SCA is May 2, 2003.

      The Fund utilized the line of credit during the year ended October 31, 2002. The average daily balance for the two days the Fund had debt outstanding during the period was $4,766,000 at a weighted average interest rate of 2.44%.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the year ended October 31, 2002, the Fund incurred fees of approximately $226,600 for the services of PMFS. As of October 31, 2002, approximately $17,300 of such fees were due to PMFS.

      The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund paid approximately $48,000 in total networking fees, of which the amount paid to Prudential Securities, Inc., an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential was approximately $46,000 for the year ended October 31, 2002. As of October 31, 2002, approximately $3,700 of such fees were due to PSI. These amounts are included in transfer agent's fees and expenses in the Statement of Operations.

Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the year ended October 31, 2002 were $191,749,343 and $257,695,497, respectively.

Note 5. Distributions and Tax Information
Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principals, are recorded on the ex-dividend date. In order to present undistributed net investment income(loss) and accumulated net realized gains(losses) on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in-capital in excess of par, undistributed net investment income (loss) and accumulated net realized gain (loss) on investments. For the year ended October 31, 2002, the adjustments were to decrease net investment loss by $639,251 and decrease paid-in-capital in excess of par by $639,251 due to a
                                                                          25

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Notes to Financial Statements Cont'd.

net operating loss. Net investment income, net realized gains and net assets were not affected by this change.

      As of October 31, 2002, the Fund had a capital loss carryforward for tax purposes of approximately $70,642,200 of which $11,454,800 expires in 2007, $9,748,400 expires in 2008, $38,550,400 expires in 2009 and $10,888,600 expires in 2010. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. The tax basis differs from the amount shown on the Statement of Assets and Liabilities primarily due to the deferral of wash sales losses.

      As of October 31, 2002, the Fund had no distributable earnings on a tax basis.

      The United States federal income tax basis of the Fund's investments and the net unrealized depreciation as of October 31, 2002 were as follows:

                                                            Total Net
   Tax Basis                                                Unrealized
 of Investments      Appreciation       Depreciation       Depreciation
----------------   ----------------   ----------------   ----------------
  $231,215,818       $17,078,384       $(37,164,768)      $(20,086,384)

      The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

Note 6. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of October 31, 2002, the Fund had a .65% undivided interest in the repurchase agreements in the joint account. The undivided interest for the Fund represents $1,277,000 in the principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefor were as follows:

      Greenwich Capital Market, Inc., 1.93%, in the principal amount of $65,953,000, repurchase price $65,956,536, due 11/01/02. The value of the collateral including accrued interest was $67,275,039.

      JP Morgan Chase, 1.93%, in the principal amount of $65,953,000, repurchase price $65,956,536, due 11/01/02. The value of the collateral including accrued interest was $67,272,719.

      UBS Warburg Asia, Ltd., 1.93%, in the principal amount of $65,954,000, repurchase price $65,957,536, due 11/01/02. The value of the collateral including accrued interest was $67,276,447.
    26

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Notes to Financial Statements Cont'd.

Note 7. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value. As of October 31, 2002, PI owned 2,500 shares each of Class A, Class B, Class C and Class Z shares.

      Transactions in shares of beneficial interest were as follows:

Class A                                                       Shares          Amount
----------------------------------------------------------  -----------    -------------
Year ended October 31, 2002:
Shares sold                                                     942,582    $   8,696,498
Shares reacquired                                            (2,197,498)     (19,895,961)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                 (1,254,916)     (11,199,463)
Shares issued upon conversion from Class B                      209,776        1,917,286
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                (1,045,140)   $  (9,282,177)
                                                            -----------    -------------
                                                            -----------    -------------
Year ended October 31, 2001:
Shares sold                                                   1,867,277    $  20,524,885
Shares reacquired                                            (2,393,103)     (25,290,368)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                   (525,826)      (4,765,483)
Shares issued upon conversion from Class B                      430,476        4,624,791
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                   (95,350)   $    (140,692)
                                                            -----------    -------------
                                                            -----------    -------------
Class B
----------------------------------------------------------
Year ended October 31, 2002:
Shares sold                                                     934,863    $   8,538,664
Shares reacquired                                            (4,115,380)     (35,438,243)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                 (3,180,517)     (26,899,579)
Shares reacquired upon conversion into Class A                 (214,507)      (1,917,286)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                (3,395,024)   $ (28,816,865)
                                                            -----------    -------------
                                                            -----------    -------------
Year ended October 31, 2001:
Shares sold                                                   2,804,458    $  30,835,609
Shares reacquired                                            (3,327,093)     (33,960,401)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                   (522,635)      (3,124,792)
Shares reacquired upon conversion into Class A                 (436,803)      (4,624,791)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                  (959,438)   $  (7,749,583)
                                                            -----------    -------------
                                                            -----------    -------------

                                                                          27

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Notes to Financial Statements Cont'd.

Class C                                                       Shares          Amount
----------------------------------------------------------  -----------    -------------
Year ended October 31, 2002:
Shares sold                                                     627,747    $   5,684,101
Shares reacquired                                            (3,116,279)     (27,051,397)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                (2,488,532)   $ (21,367,296)
                                                            -----------    -------------
                                                            -----------    -------------
Year ended October 31, 2001:
Shares sold                                                   1,727,494    $  18,654,913
Shares reacquired                                            (2,791,873)     (28,975,557)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                (1,064,379)   $ (10,320,644)
                                                            -----------    -------------
                                                            -----------    -------------
Class Z
----------------------------------------------------------
Year ended October 31, 2002:
Shares sold                                                     309,414    $   2,890,507
Shares reacquired                                              (899,808)      (8,170,473)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                  (590,394)   $  (5,279,966)
                                                            -----------    -------------
                                                            -----------    -------------
Year ended October 31, 2001:
Shares sold                                                   1,488,869    $  17,086,688
Shares reacquired                                            (1,470,094)     (15,999,972)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                    18,775    $   1,086,716
                                                            -----------    -------------
                                                            -----------    -------------

                                                        ANNUAL REPORT
                                                        OCTOBER 31, 2002
            PRUDENTIAL
            TAX-MANAGED EQUITY FUND
-------------------------------------------------------------------------------
                                                        FINANCIAL HIGHLIGHTS

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Financial Highlights

                                                                      Class A
                                                                 -----------------
                                                                       Year
                                                                       Ended
                                                                 October 31, 2002
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:(d)
Net asset value, beginning of period                                  $  9.06
                                                                     --------
Income from investment operations
Net investment income                                                    0.03
Net realized and unrealized gain (loss) on investment
   transactions                                                         (1.30)
                                                                     --------
   Total from investment operations                                     (1.27)
                                                                     --------
Net asset value, end of period                                        $  7.79
                                                                     --------
                                                                     --------
TOTAL RETURN(b):                                                       (14.02)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $49,310
Average net assets (000)                                              $62,399
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees(f)                                                            1.16%
   Expenses, excluding distribution and service (12b-1) fees             0.91%
   Net investment income                                                 0.32%
For Class A, B, C and Z shares:
   Portfolio turnover rate                                                 69%

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for period of less than a full year are not annualized.
(c) Annualized.
(d) Based on average shares outstanding during the period.
(e) Less than $.005 per share.
(f) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average net assets of Class A shares.
    30                                     See Notes to Financial Statements

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Financial Highlights Cont'd.

                             Class A
-----------------------------------------------------------------
       Year Ended October 31,             March 3, 1999(a)
-------------------------------------          Through
      2001                 2000           October 31, 1999
-----------------------------------------------------------------
    $  12.41             $  11.27              $ 10.00
    --------             --------             --------
        0.02                   --(e)              0.01
       (3.37)                1.14                 1.26
    --------             --------             --------
       (3.35)                1.14                 1.27
    --------             --------             --------
    $   9.06             $  12.41              $ 11.27
    --------             --------             --------
    --------             --------             --------
      (26.99)%              10.12%               12.70%
    $ 66,778             $ 92,685              $78,169
    $ 81,887             $ 91,064              $66,701
        1.10%                1.09%                1.23%(c)
        0.85%                0.84%                0.98%(c)
        0.15%                0.03%                0.09%(c)
          73%                  94%                  67%

    See Notes to Financial Statements                                     31

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Financial Highlights Cont'd.

                                                                      Class B
                                                                 -----------------
                                                                       Year
                                                                       Ended
                                                                 October 31, 2002
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:(d)
Net asset value, beginning of period                                 $    8.89
                                                                 -----------------
Income/loss from investment operations
Net investment loss                                                      (0.04)
Net realized and unrealized gain (loss) on investment
   transactions                                                          (1.26)
                                                                 -----------------
   Total from investment operations                                      (1.30)
                                                                 -----------------
Net asset value, end of period                                       $    7.59
                                                                 -----------------
                                                                 -----------------
TOTAL RETURN(b):                                                        (14.62)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $  99,771
Average net assets (000)                                             $ 132,783
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              1.91%
   Expenses, excluding distribution and service (12b-1) fees              0.91%
   Net investment loss                                                   (0.43)%

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for period of less than a full year are not annualized.
(c) Annualized.
(d) Based on average shares outstanding during the period.
    32                                     See Notes to Financial Statements

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Financial Highlights Cont'd.

                             Class B
-----------------------------------------------------------------
       Year Ended October 31,             March 3, 1999(a)
-------------------------------------          Through
      2001                 2000           October 31, 1999
-----------------------------------------------------------------
    $  12.27             $  11.22             $   10.00
----------------     ----------------     -----------------
       (0.06)               (0.09)                (0.05)
       (3.32)                1.14                  1.27
----------------     ----------------     -----------------
       (3.38)                1.05                  1.22
----------------     ----------------     -----------------
    $   8.89             $  12.27             $   11.22
----------------     ----------------     -----------------
----------------     ----------------     -----------------
      (27.55)%               9.36%                12.20%
    $147,021             $214,700             $ 175,129
    $184,943             $205,175             $ 144,221
        1.85%                1.84%                 1.98%(c)
        0.85%                0.84%                 0.98%(c)
       (0.60)%              (0.72)%               (0.67)%(c)

    See Notes to Financial Statements                                     33

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Financial Highlights Cont'd.

                                                                      Class C
                                                                 -----------------
                                                                       Year
                                                                       Ended
                                                                 October 31, 2002
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:(d)
Net asset value, beginning of period                                  $  8.89
                                                                     --------
Income/loss from investment operations
Net investment loss                                                     (0.04)
Net realized and unrealized gain (loss) on investment
   transactions                                                         (1.26)
                                                                     --------
   Total from investment operations                                     (1.30)
                                                                     --------
Net asset value, end of period                                        $  7.59
                                                                     --------
                                                                     --------
TOTAL RETURN(b):                                                       (14.62)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $54,415
Average net assets (000)                                              $75,295
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees             1.91%
   Expenses, excluding distribution and service (12b-1) fees             0.91%
   Net investment loss                                                  (0.43)%

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for period of less than a full year are not annualized.
(c) Annualized.
(d) Based on average shares outstanding during the period.
    34                                     See Notes to Financial Statements

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Financial Highlights Cont'd.

                             Class C
-----------------------------------------------------------------
       Year Ended October 31,             March 3, 1999(a)
-------------------------------------          Through
      2001                 2000           October 31, 1999
-----------------------------------------------------------------
    $  12.27             $  11.22             $   10.00
----------------     ----------------     -----------------
       (0.06)               (0.09)                (0.05)
       (3.32)                1.14                  1.27
----------------     ----------------     -----------------
       (3.38)                1.05                  1.22
----------------     ----------------     -----------------
    $   8.89             $  12.27             $   11.22
----------------     ----------------     -----------------
----------------     ----------------     -----------------
      (27.55)%               9.36%                12.20%
    $ 85,848             $131,554             $ 110,895
    $109,346             $126,881             $  91,235
        1.85%                1.84%                 1.98%(c)
        0.85%                0.84%                 0.98%(c)
       (0.60)%              (0.72)%               (0.67)%(c)

    See Notes to Financial Statements                                     35

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Financial Highlights Cont'd.

                                                                      Class Z
                                                                 -----------------
                                                                       Year
                                                                       Ended
                                                                 October 31, 2002
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:(d)
Net asset value, beginning of period                                  $  9.13
                                                                     --------
Income from investment operations
Net investment income                                                    0.05
Net realized and unrealized gain (loss) on investment
   transactions                                                         (1.30)
                                                                     --------
   Total from investment operations                                     (1.25)
                                                                     --------
Net asset value, end of period                                        $  7.88
                                                                     --------
                                                                     --------
TOTAL RETURN(b):                                                       (13.69)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 6,969
Average net assets (000)                                              $11,218
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees             0.91%
   Expenses, excluding distribution and service (12b-1) fees             0.91%
   Net investment income                                                 0.55%

------------------------------
(a) Commencement of investment operations.
(b) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for period of less than a full year are not annualized.
(c) Annualized.
(d) Based on average shares outstanding during the period.
    36                                     See Notes to Financial Statements

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Financial Highlights Cont'd.

                             Class Z
-----------------------------------------------------------------
       Year Ended October 31,             March 3, 1999(a)
-------------------------------------          Through
      2001                 2000           October 31, 1999
-----------------------------------------------------------------
    $  12.48             $  11.30             $   10.00
----------------     ----------------     -----------------
        0.04                 0.03                  0.02
       (3.39)                1.15                  1.28
----------------     ----------------     -----------------
       (3.35)                1.18                  1.30
----------------     ----------------     -----------------
    $   9.13             $  12.48             $   11.30
----------------     ----------------     -----------------
----------------     ----------------     -----------------
      (26.84)%              10.44%                13.00%
    $ 13,469             $ 18,167             $  13,653
    $ 18,523             $ 17,464             $  12,627
        0.85%                0.84%                 0.98%(c)
        0.85%                0.84%                 0.98%(c)
        0.39%                0.28%                 0.35%(c)

    See Notes to Financial Statements                                     37

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund

             Report of Independent Accountants

To the Board of Trustees and Shareholders of Prudential Tax-Managed Funds--
Prudential Tax-Managed Equity Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential Tax-Managed Equity Fund (the 'Fund') at October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
December 19, 2002
    38

                                                        ANNUAL REPORT
                                                        OCTOBER 31, 2002
            PRUDENTIAL
            TAX-MANAGED EQUITY FUND
-------------------------------------------------------------------------------
                                                        MANAGEMENT OF
                                                        THE FUND

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund

                                 www.prudential.com (800) 225-1852

             Management of the Fund (Unaudited)

      Information pertaining to the Trustees of the Fund is set forth below. Trustees who are not deemed to be 'interested persons' of the Fund (as defined in the 1940 Act), are referred to as 'Independent Trustees.' Trustees who are deemed to be 'interested persons' of the Fund are referred to as 'Interested Trustees.' 'Fund Complex' consists of the Fund and any other investment companies managed by Prudential Investments LLC
      (PI).

       Independent Trustees

                                                                                                Number of
                                                 Term of                                      Portfolios in
                                Position        Office***                                     Fund Complex            Other
                                with the        and Length        Principal Occupations        Overseen by     Directorships Held
Name, Address** and Age         Fund          of Time Served       During Past 5 Years           Trustee       by the Trustee****
------------------------------------------------------------------------------------------------------------------------------------
Saul K. Fenster, Ph.D. (69)     Trustee         Since 2000    Currently President Emeritus         79        Member (since 2000),
                                                              of New Jersey Institute of                     Board of Directors of
                                                              Technology; formerly President                 IDT Corporation.
                                                              (1978-2002) of New Jersey
                                                              Institute of Technology;
                                                              Commissioner (1998-2002) of
                                                              the Middle States Association,
                                                              Commission on Higher
                                                              Education; Commissioner
                                                              (1985-2002) of the New Jersey
                                                              Commission on Science and
                                                              Technology; Director (since
                                                              1998) of Society of
                                                              Manufacturing Engineering
                                                              Education Foundation, formerly
                                                              a director or trustee of
                                                              Liberty Science Center, the
                                                              Research and Development
                                                              Council of New Jersey, New
                                                              Jersey State Chamber of
                                                              Commerce, and National Action
                                                              Council for Minorities in
                                                              Engineering.

Delayne Dedrick Gold (64)       Trustee         Since 1998    Marketing Consultant.                89

Douglas H. McCorkindale (63)    Trustee         Since 1998    Chairman (since February             75        Director of Continental
                                                              2001), Chief Executive Officer                 Airlines, Inc.;
                                                              (since June 2000) and                          Director (since May
                                                              President (since September                     2001) of Lockheed
                                                              1997) of Gannett Co. Inc.                      Martin Corp. (aerospace
                                                              (publishing and media);                        and defense); Director
                                                              formerly Vice Chairman (March                  of The High Yield Plus
                                                              1984-May 2000) of Gannett Co.                  Fund, Inc. (since
                                                              Inc.                                           1996).

    40                                                                    41

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
                              www.prudential.com (800) 225-1852

             Management of the Fund (Unaudited) Cont'd.

                                                                                                Number of
                                                 Term of                                      Portfolios in
                                Position        Office***                                     Fund Complex            Other
                                with the        and Length        Principal Occupations        Overseen by     Directorships Held
Name, Address** and Age         Fund          of Time Served       During Past 5 Years           Trustee       by the Trustee****
------------------------------------------------------------------------------------------------------------------------------------
W. Scott McDonald, Jr. (65)     Trustee         Since 2000    Vice President (since 1997) of       79
                                                              Kaludis Consulting Group,
                                                              Inc., (company serving higher
                                                              education); formerly principal
                                                              (1995-1997) of Scott McDonald
                                                              & Associates; Chief Operating
                                                              Officer (1991-1995) of
                                                              Fairleigh Dickinson
                                                              University, Executive Vice
                                                              President and Chief Operating
                                                              Officer (1975-1991) of Drew
                                                              University; Interim President
                                                              (1988-1990), Drew University;
                                                              and a former director of
                                                              School, College and University
                                                              Underwriters Ltd.

Thomas T. Mooney (61)           Trustee         Since 1998    President of Greater Rochester       95        Director, President and
                                                              Metro Chamber of Commerce;                     Treasurer (since 1986)
                                                              formerly Rochester City                        of First Financial
                                                              Manager; formerly Deputy                       Fund, Inc. and Director
                                                              Monroe County Executive;                       (since 1988) of The
                                                              Trustee of Center for                          High Yield Plus Fund,
                                                              Governmental Research, Inc.;                   Inc.
                                                              Director of Blue Cross of
                                                              Rochester; Monroe County Water
                                                              Authority and Executive
                                                              Service Corps of Rochester.

Stephen P. Munn (60)            Trustee         Since 1998    Formerly Chief Executive             73        Chairman of the Board
                                                              Officer (1988-2001) and                        (since January 1994)
                                                              President of Carlisle                          and Director (since
                                                              Companies Incorporated.                        1988) of Carlisle
                                                                                                             Companies Incorporated
                                                                                                             (manufacturer of
                                                                                                             industrial products);
                                                                                                             Director of Gannett Co.
                                                                                                             Inc. (publishing and
                                                                                                             media).
Richard A. Redeker (59)         Trustee         Since 1998    Formerly Management Consultant       73
                                                              of Invesmart, Inc. (August
                                                              2001-October 2001); formerly
                                                              employee of Prudential
                                                              Investments (October
                                                              1996-December 1998).

Robin B. Smith (63)             Trustee         Since 1998    Chairman and Chief Executive         69        Director of BellSouth
                                                              Officer (since August 1996) of                 Corporation (since
                                                              Publishers Clearing House                      1992) and Kmart
                                                              (direct marketing); formerly                   Corporation (retail)
                                                              President and Chief Executive                  (since 1996).
                                                              Officer (January 1988-August
                                                              1996) of Publishers Clearing
                                                              House.

    42                                                                    43

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
                             www.prudential.com (800) 225-1852

             Management of the Fund (Unaudited) Cont'd.

                                                                                                Number of
                                                 Term of                                      Portfolios in
                                Position        Office***                                     Fund Complex            Other
                                with the        and Length        Principal Occupations        Overseen by     Directorships Held
Name, Address** and Age         Fund          of Time Served       During Past 5 Years           Trustee       by the Trustee****
------------------------------------------------------------------------------------------------------------------------------------
Louis A. Weil, III (61)         Trustee         Since 1998    Formerly Chairman (January           73
                                                              1999-July 2000), President and
                                                              Chief Executive Officer
                                                              (January 1996-July 2000) and
                                                              Trustee (since September 1991)
                                                              of Central Newspapers, Inc.;
                                                              formerly Chairman of the Board
                                                              (January 1996-July 2000),
                                                              Publisher and Chief Executive
                                                              Officer (August 1991-December
                                                              1995) of Phoenix Newspapers,
                                                              Inc.

Clay T. Whitehead (64)          Trustee         Since 1998    President (since 1983) of            91        Director (since 2000)
P.O. Box 8090                                                 National Exchange Inc. (new                    of First Financial
McLean, VA 22106-8090                                         business development firm).                    Fund, Inc. and Director
                                                                                                             (since 2000) of The
                                                                                                             High Yield Plus Fund,
                                                                                                             Inc.

    44                                                                    45

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
                                     www.prudential.com (800) 225-1852

             Management of the Fund (Unaudited) Cont'd.

       Interested Trustees

                                                                                                Number of
                                                 Term of                                      Portfolios in
                                Position        Office***                                     Fund Complex            Other
                                with the        and Length        Principal Occupations        Overseen by     Directorships Held
Name, Address** and Age         Fund          of Time Served       During Past 5 Years           Trustee       by the Trustee****
------------------------------------------------------------------------------------------------------------------------------------
*Robert F. Gunia (55)           Vice            Since 1998    Executive Vice President and         112       Vice President and
                                President                     Chief Administrative Officer                   Director (since May
                                and Trustee                   (since June 1999) of                           1989) of The Asia
                                                              Prudential Investments LLC;                    Pacific Fund, Inc.
                                                              Executive Vice President and
                                                              Treasurer (since January 1996)
                                                              of PI; President (since April
                                                              1999) of Prudential Investment
                                                              Management Services LLC
                                                              (PIMS); Corporate Vice
                                                              President (since September
                                                              1997) of The Prudential
                                                              Insurance Company of America
                                                              (Prudential); formerly Senior
                                                              Vice President (March 1987-May
                                                              1999) of Prudential Securities
                                                              Incorporated (Prudential
                                                              Securities); formerly Chief
                                                              Administrative Officer (July
                                                              1989-September 1996), Director
                                                              (January 1989-September 1996),
                                                              and Executive Vice President,
                                                              Treasurer and Chief Financial
                                                              Officer (June 1987-September
                                                              1996) of Prudential Mutual
                                                              Fund Management, Inc. (PMF);
                                                              Vice President and Director
                                                              (since May 1992) of
                                                              Nicholas-Applegate Fund, Inc.

*David R. Odenath, Jr. (45)     President       Since 1999    President, Chief Executive           115
                                and Trustee                   Officer and Chief Operating
                                                              Officer (since June 1999) of
                                                              PI; Senior Vice President
                                                              (since June 1999) of
                                                              Prudential; formerly Senior
                                                              Vice President (August
                                                              1993-May 1999) of PaineWebber
                                                              Group, Inc.

*Judy A. Rice (54)              Vice            Since 2000    Executive Vice President             111
                                President                     (since 1999) of PI; formerly
                                and Trustee                   various positions to Senior
                                                              Vice President (1992-1999),
                                                              Prudential Securities; and
                                                              various positions to Managing
                                                              Director (1975-1992) of
                                                              Salomon Smith Barney; Member
                                                              of Board of Governors of the
                                                              Money Management Institute;
                                                              Member of the Prudential
                                                              Securities Operating Council
                                                              and a Member of the Board of
                                                              Directors for the National
                                                              Association for Variable
                                                              Annuities.

    46                                                                    47

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
                                  www.prudential.com (800) 225-1852

             Management of the Fund (Unaudited) Cont'd.

      Information pertaining to the Officers of the Fund who are not also Trustees is set forth below.

       Officers

                                                 Term of
                                Position        Office***
                                with the        and Length        Principal Occupations
Name, Address** and Age         Fund          of Time Served       During Past 5 Years
--------------------------------------------------------------------------------------------
Grace C. Torres (43)            Treasurer       Since 1998    Senior Vice President (since
                                and                           January 2000) of PI; formerly
                                Principal                     First Vice President (December
                                Financial                     1996-January 2000) of PI and
                                and                           First Vice President (March
                                Accounting                    1993-1999) of Prudential
                                Officer                       Securities.

Maria G. Master (32)            Secretary       Since 2002    Vice President and Corporate
                                                              Counsel (since August 2001) of
                                                              Prudential; formerly
                                                              Financial/Economic Analyst
                                                              with the Federal Reserve Bank
                                                              of New York (April 1999-July
                                                              2001), Associate Attorney of
                                                              Swidler Berlin Shereff
                                                              Friedman LLP (March 1997-April
                                                              1999) and Associate Attorney
                                                              of Riker, Danzig, Scherer,
                                                              Hyland & Perretti LLP (August
                                                              1995-March 1997).

Marguerite E.H. Morrison (46)   Assistant       Since 2002    Vice President and Chief Legal
                                Secretary                     Officer-Mutual Funds and Unit
                                                              Investment Trusts (since
                                                              August 2000) of Prudential;
                                                              Senior Vice President and
                                                              Assistant Secretary (since
                                                              February 2001) of PI; Vice
                                                              President and Assistant
                                                              Secretary of PIMS (since
                                                              October 2001), previously Vice
                                                              President and Associate
                                                              General Counsel (December
                                                              1996-February 2001) of PI and
                                                              Vice President and Associate
                                                              General Counsel (September
                                                              1987-September 1996) of
                                                              Prudential Securities.

    48                                                                    49

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
                                   www.prudential.com (800) 225-1852

             Management of the Fund (Unaudited) Cont'd.

                                                 Term of
                                Position        Office***
                                with the        and Length        Principal Occupations
Name, Address** and Age         Fund          of Time Served       During Past 5 Years
--------------------------------------------------------------------------------------------
Maryanne Ryan (38)              Anti-Money      Since 2002    Vice President, Prudential
                                Laundering                    (since November 1998; First
                                Compliance                    Vice President of Prudential
                                Officer                       Securities (March 1997-May
                                                              1998).

------------------

    * 'Interested' Trustee, as defined in the 1940 Act, by reason of affiliation with the Manager (Prudential Investments LLC), the Adviser (Prudential Investment
      Management, Inc.) or the Distributor (Prudential Investment Management Services
      LLC).
   ** Unless otherwise noted, the address of the Trustees and officers is c/o
      Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark,
      New Jersey 07102-4077.
  *** There is no set term of office for Trustees and Officers. The Independent
      Trustees have adopted a retirement policy, which calls for the retirement of
      Trustees on December 31 of the year in which they reach the age of 75. The table shows the number of years for which they have served as a Trustee and/or Officer.
 **** This column includes only directorships of companies required to register or file reports with the Commission under the Securities Exchange Act of 1934 (that is,
      'public companies') or other investment companies registered under the 1940 Act.

Additional information about the Fund's Trustees is included in the Fund's Statement of Additional Information which is available without charge, upon request, by calling (800) 225-1852 or (732) 482-7555 (Calling from outside the U.S.)
    50                                                                    51

Prudential Tax-Managed Funds  Prudential Tax-Managed Equity Fund

Getting the Most from Your Prudential Mutual Fund

Some mutual fund shareholders won't
ever read this--they don't read annual
and semiannual reports. It's quite
understandable. These annual and
semiannual reports are prepared to
comply with federal regulations, and
are often written in language that is
difficult to understand. So when most
people run into those particularly
daunting sections of these reports,
they don't read them.

WE THINK THAT'S A MISTAKE
At Prudential, we've made some changes
to our mutual funds report to make it
easier to understand and more pleasant
to read. We hope you'll find it
profitable to spend a few minutes
familiarizing yourself with your
investment. Here's what you'll find in
the report:

PERFORMANCE AT A GLANCE
Since an investment's performance is
often a shareholder's primary concern,
we present performance information in
two different formats. You'll find it
first on the "Performance at a Glance"
page where we compare the Fund and the
comparable average calculated by
Lipper, Inc., a nationally recognized
mutual fund rating agency. We report
both the cumulative total returns and
the average annual total returns. The
cumulative total return is the total
amount of income and appreciation the
Fund has achieved in various time
periods. The average annual total
return is an annualized representation
of the Fund's performance. It gives you
an idea of how much the Fund has earned
in an average year for a given time
period. Under the performance box,
you'll see legends that explain the
performance information, whether fees
and sales charges have been included in
the returns, and the inception dates
for the Fund's share classes.

See the performance comparison charts
at the back of the report for more
performance information. Please keep in
mind that past performance is not
indicative of future results.

        www.prudential.com  (800) 225-1852

INVESTMENT ADVISER'S REPORT
The portfolio manager, who invests your
money for you, reports on successful--
and not-so-successful--strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors, and any changes that are on the drawing board.

PORTFOLIO OF INVESTMENTS
This is where the report begins to
appear technical, but it's really just
a listing of each security held at the
end of the reporting period, along with
valuations and other information.
Please note that sometimes we discuss a
security in the "Investment Adviser's
Report" section that doesn't appear in
this listing, because it was sold
before the close of the reporting
period.

STATEMENT OF ASSETS AND LIABILITIES
The balance sheet shows the assets (the
value of the Fund's holdings), liabilities
(how much the Fund owes), and net assets (the
Fund's equity or holdings after the Fund pays its debts) as of the end of the reporting period. It also shows how we calculate the net asset value per share for each class of shares. The net asset value is reduced by payment of your dividend, capital gain, or other distribution--but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily, along with the value of every security in the portfolio.

STATEMENT OF OPERATIONS
This is the income statement, which
details income (mostly interest and
dividends earned) and expenses
(including what you pay us to manage
your money). You'll also see capital
gains here--both realized and
unrealized.

Prudential Tax-Managed Funds  Prudential Tax-Managed Equity Fund

Getting the Most from Your Prudential Mutual Fund

STATEMENT OF CHANGES IN NET ASSETS
This schedule shows how income and
expenses translate into changes
in net assets. The Fund is required to
pay out the bulk of its income to
shareholders every year, and this
statement shows you how we do it
(through dividends and distributions)
and how that affects the net assets.
This statement also shows how money
from investors flowed into and out of
the Fund.

NOTES TO FINANCIAL STATEMENTS
This is the kind of technical material
that can intimidate readers, but it
does contain useful information. The
notes provide a brief history and
explanation of your Fund's objectives.
In addition, they outline how
Prudential mutual funds prices
securities. The notes also explain who
manages and distributes the Fund's shares and, more important, how much they are paid for doing so. Finally, the notes explain how many shares are outstanding and the number issued and redeemed over the period.

FINANCIAL HIGHLIGHTS
This information contains many elements
from prior pages, but on a
per-share basis. It is designed to help
you understand how the Fund
performed, and to compare this year's
performance and expenses to those of
prior years.

INDEPENDENT ACCOUNTANT'S REPORT
Once a year, an independent accountant
looks over our books and certifies that
the financial statements are fairly
presented in accordance with generally
accepted accounting principles.

TAX INFORMATION
This is information that we report
annually about how much of your total
return is taxable. Should you have any
questions, you may want to consult a
tax adviser.

      www.prudential.com  (800) 225-1852

PERFORMANCE COMPARISON
These charts are included in the annual
report and are required by the
Securities Exchange Commission.
Performance is presented here as the
return on a hypothetical $10,000
investment in the Fund since its
inception or for 10 years (whichever is
shorter). To help you put that return
in context, we are required to include
the performance of an unmanaged, broad-
based securities index as well. The
index does not reflect the cost of
buying the securities it contains or
the cost of managing a mutual fund. Of
course, the index holdings do not
mirror those of the Fund--the index is a broad-based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided.
Investors cannot invest directly in an
index.

Prudential Tax-Managed Funds  Prudential Tax-Managed Equity Fund

Prudential Mutual Funds

Prudential offers a broad range of
mutual funds designed to meet your
individual needs. For information about
these funds, contact your financial
professional or call us at (800) 225-
1852. Read the prospectus carefully
before you invest or send money.

PRUDENTIAL MUTUAL FUNDS
-----------------------------------------------------
Stock Funds
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Index Series Fund
  Prudential Stock Index Fund
Prudential Tax-Managed Funds
  Prudential Tax-Managed Equity Fund
Prudential Value Fund
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Growth Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
  Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
  Prudential Financial Services Fund
  Prudential Health Sciences Fund
  Prudential Technology Fund
  Prudential Utility Fund


Global/International Stock Funds
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
  Prudential Global Growth Fund
  Prudential International Value Fund
  Prudential Jennison International Growth Fund

Balanced/Allocation Fund
The Prudential Investment Portfolios, Inc.
  Prudential Active Balanced Fund

Bond Funds
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential High Yield Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
  Income Portfolio
Prudential Total Return Bond Fund, Inc.

Municipal Bond Funds
Prudential California Municipal Fund
  California Series
  California Income Series
Prudential Municipal Bond Fund
  High Income Series
  Insured Series
      www.prudential.com  (800) 225-1852


Prudential Municipal Series Fund
  Florida Series
  New Jersey Series
  New York Series
  Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Fund
Prudential Global Total Return Fund, Inc.

Money Market Funds
Taxable Money Market Funds
Cash Accumulation Trust
  Liquid Assets Fund
  National Money Market Fund
Prudential Government Securities Trust
  Money Market Series
  U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
  Institutional Money Market Series
Prudential MoneyMart Assets, Inc.

Municipal Money Market Funds
Prudential California Municipal Fund
  California Money Market Series
Prudential Municipal Series Fund
  New Jersey Money Market Series
  New York Money Market Series

Tax-Free Money Market Funds
Command Tax-Free Fund
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
Command Government Fund
Command Money Fund
Special Money Market Fund, Inc.*
  Money Market Series


STRATEGIC PARTNERS
MUTUAL FUNDS**
---------------------------------------------
Strategic Partners Asset Allocation Funds
   Strategic Partners Conservative Growth Fund
   Strategic Partners Moderate Growth Fund
   Strategic Partners High Growth Fund

Strategic Partners Style Specific Funds
   Strategic Partners
      Large Capitalization Growth Fund
   Strategic Partners
      Large Capitalization Value Fund
   Strategic Partners
      Small Capitalization Growth Fund
   Strategic Partners
      Small Capitalization Value Fund
   Strategic Partners
      International Equity Fund
   Strategic Partners
      Total Return Bond Fund

Strategic Partners Opportunity Funds
   Strategic Partners Focused Growth Fund
   Strategic Partners New Era Growth Fund
   Strategic Partners Focused Value Fund
   Strategic Partners Mid-Cap Value Fund

Special Money Market Fund, Inc.*
  Money Market Series

* This Fund is not a direct purchase
money fund and is only an exchangeable
money fund.
**Not exchangeable with Prudential mutual funds.

Prudential Tax-Managed Funds  Prudential Tax-Managed Equity Fund

Class A  Growth of a $10,000 Investment

                   (GRAPH)

Average Annual Total Returns as of 10/31/02
                        One Year  Since Inception
With Sales Charge       -18.32%       -7.88%
Without Sales Charge    -14.02%       -6.59%

Past performance is not indicative of
future results. Principal and
investment return will fluctuate so
that an investor's shares, when
redeemed, may be worth more or less
than their original cost. The graph
compares a $10,000 investment in the
Prudential Tax-Managed Equity Fund
(Class A shares) with a similar
investment in the Standard & Poor's 500
Composite Stock Price Index (S&P 500
Index) by portraying the initial
account values at the commencement of
operations of Class A shares (March 3,
1999) and the account values at the end
of the current fiscal year (October 31,
2002), as measured on a quarterly
basis. For purposes of the graph, and
unless otherwise indicated, it has been
assumed that (a) the maximum applicable
front-end sales charge was deducted
from the initial $10,000 investment in
Class A shares; (b) all recurring fees
(including management fees) were
deducted; and (c) all dividends and
distributions were reinvested. Without
the distribution and service (12b-1)
fee waiver for Class A shares, the
returns would have been lower. The
average annual total returns in the
table and the returns on investment in
the graph do not reflect the deduction
of taxes that a shareholder would pay
on the Fund's distributions or
following the redemption of the Fund's
shares. The S&P 500 Index is an
unmanaged index of 500 stocks of large
U.S. companies. It gives a broad look
at how stock prices have performed. The
Index total returns include the
reinvestment of all dividends, but do
not include the effect of sales
charges, operating expenses, or taxes.
These returns would be lower if they
included the effect of sales charges,
operating expenses, or taxes. The
securities that comprise the S&P 500
Index may differ substantially from the
securities in the Fund. The S&P 500
Index is not the only index that may be
used to characterize performance of
stock funds. Other indexes may portray
different comparative performance.
Investors cannot invest directly in an
index. This graph is furnished to you
in accordance with Securities and
Exchange Commission (SEC) regulations.

        www.prudential.com  (800) 225-1852

Class B     Growth of a $10,000 Investment

                   (GRAPH)

Average Annual Total Returns as of 10/31/02
                        One Year  Since Inception
With Sales Charge       -18.89%       -7.76%
Without Sales Charge    -14.62%       -7.25%

Past performance is not indicative of
future results. Principal and
investment return will fluctuate so
that an investor's shares, when
redeemed, may be worth more or less
than their original cost. The graph
compares a $10,000 investment in the
Prudential Tax-Managed Equity Fund
(Class B shares) with a similar
investment in the S&P 500 Index by
portraying the initial account values
at the commencement of operations of
Class B shares (March 3, 1999) and the
account values at the end of the
current fiscal year (October 31, 2002),
as measured on a quarterly basis. For
purposes of the graph, and unless
otherwise indicated, it has been
assumed that (a) the maximum applicable
contingent deferred sales charge (CDSC)
was deducted from the value of the
investment in Class B shares, assuming
full redemption on October 31, 2002;
(b) all recurring fees (including
management fees) were deducted; and (c)
all dividends and distributions were
reinvested. Approximately seven years
after purchase, Class B shares will
automatically convert to Class A shares
on a quarterly basis. The average
annual total returns in the table and
the returns on investment in the graph
do not reflect the deduction of taxes
that a shareholder would pay on the
Fund's distributions or following the
redemption of the Fund's shares.
The S&P 500 Index is an unmanaged index
of 500 stocks of large U.S. companies.
It gives a broad look at how stock
prices have performed. The Index total
returns include the reinvestment of all
dividends, but do not include the
effect of sales charges, operating
expenses, or taxes. These returns would
be lower if they included the effect of
sales charges, operating expenses, or
taxes. The securities that comprise the
S&P 500 Index may differ substantially
from the securities in the Fund. The
S&P 500 Index is not the only index
that may be used to characterize
performance of stock funds. Other
indexes may portray different
comparative performance. Investors
cannot invest directly in an index.
This graph is furnished to you in
accordance with SEC regulations.

Prudential Tax-Managed Funds  Prudential Tax-Managed Equity Fund

Class C     Growth of a $10,000 Investment

                   (GRAPH)

Average Annual Total Returns as of 10/31/02
                        One Year  Since Inception
With Sales Charge       -16.32%       -7.50%
Without Sales Charge    -14.62%       -7.25%

Past performance is not indicative of
future results. Principal and
investment return will fluctuate so
that an investor's shares, when
redeemed, may be worth more or less
than their original cost. The graph
compares a $10,000 investment in the
Prudential Tax-Managed Equity Fund
(Class C shares) with a similar
investment in the S&P 500 Index by
portraying the initial account values
at the commencement of operations of
Class C shares (March 3, 1999) and the
account values at the end of the
current fiscal year (October 31, 2002),
as measured on a quarterly basis. For
purposes of the graph, and unless
otherwise indicated, it has been
assumed that (a) the applicable front-
end sales charge was deducted from the
initial $10,000 investment in Class C
shares; (b) the applicable CDSC was
deducted from the value of the
investment in Class C shares, assuming
full redemption on October 31, 2002;
(c) all recurring fees (including
management fees) were deducted; and (d)
all dividends and distributions were
reinvested. The average annual total
returns in the table and the returns on
investment in the graph do not reflect
the deduction of taxes that a
shareholder would pay on the Fund's
distributions or following the
redemption of the Fund's shares. The
S&P 500 Index is an unmanaged index of
500 stocks of large U.S. companies. It
gives a broad look at how stock prices
have performed. The Index total returns
include the reinvestment of all
dividends, but do not include the
effect of sales charges, operating
expenses, or taxes. These returns would
be lower if they included the effect of
sales charges, operating expenses, or
taxes. The securities that comprise the
S&P 500 Index may differ substantially
from the securities in the Fund. The
S&P 500 Index is not the only index
that may be used to characterize
performance of stock funds. Other
indexes may portray different
comparative performance. Investors
cannot invest directly in an index.
This graph is furnished to you in
accordance with SEC regulations.

        www.prudential.com  (800) 225-1852

Class Z     Growth of a $10,000 Investment

                    (GRAPH)

Average Annual Total Returns as of 10/31/02
  One Year    Since Inception
  -13.69%         -6.29%

Past performance is not indicative of
future results. Principal and
investment return will fluctuate so
that an investor's shares, when
redeemed, may be worth more or less
than their original cost. The graph
compares a $10,000 investment in the
Prudential Tax-Managed Equity Fund
(Class Z shares) with a similar
investment in the S&P 500 Index by
portraying the initial account values
at the commencement of operations of
Class Z shares (March 3, 1999) and the
account values at the end of the
current fiscal year (October 31, 2002),
as measured on a quarterly basis. For
purposes of the graph, and unless
otherwise indicated, it has been
assumed that (a) all recurring fees
(including management fees) were
deducted, and (b) all dividends and
distributions were reinvested. Class Z
shares are not subject to a sales
charge or distribution and service
(12b-1) fees. The average annual total
returns in the table and the returns on
investment in the graph do not reflect
the deduction of taxes that a
shareholder would pay on the Fund's
distributions or following the
redemption of the Fund's shares. The
S&P 500 Index is an unmanaged index of
500 stocks of large U.S. companies. It
gives a broad look at how stock prices
have performed. The Index total returns
include the reinvestment of all
dividends, but do not include the
effect of sales charges, operating
expenses, or taxes. These returns would
be lower if they included the effect of
sales charges, operating expenses, or
taxes. The securities that comprise the
S&P 500 Index may differ substantially
from the securities in the Fund. The
S&P 500 Index is not the only index
that may be used to characterize
performance of stock funds. Other
indexes may portray different
comparative performance. Investors
cannot invest directly in an index.
This graph is furnished to you in
accordance with SEC regulations.

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Visit Prudential's website at:
www.prudential.com

TRUSTEES
Saul K. Fenster
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
W. Scott McDonald, Jr.
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Judy A. Rice
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

OFFICERS
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Maria G. Master, Secretary
Marguerite E.H. Morrison, Assistant Secretary
Maryanne Ryan, Anti-Money Laundering
   Compliance Officer

MANAGER
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

INVESTMENT ADVISER
Prudential Investment Management, Inc.
Gateway Center Two
Newark, NJ 07102

DISTRIBUTOR
Prudential Investment
   Management Services LLC
Gateway Center Three, 14th Floor
Newark, NJ 07102-4077

CUSTODIAN
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

TRANSFER AGENT
Prudential Mutual Fund Services LLC
PO Box 8098
Philadelphia, PA 19101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Sullivan & Cromwell
125 Broad Street
New York, NY 10004-2498

Mutual funds are not bank guaranteed or
FDIC insured, and may lose value.

Fund Symbols    Nasdaq     CUSIP
  Class A       PTMAX    74437B103
  Class B       PTMBX    74437B202
  Class C       PTMCX    74437B301
  Class Z       PTEZX    74437B400

MF187E       IFS-A076306